Intangible assets - Schedule of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	$ 17,284	[1]	$ 18,355
Intangible assets, end of period	15,539		17,284	[1]
Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	21,557		22,374
Exchange adjustments	2		(128)
Acquisitions	35		25
Additions	1,725		1,413
Transfers to property, plant and equipment	(1,885)		(901)
Reclassified as assets held for sale	0		0
Deletions	557		1,226
Intangible assets, end of period	20,206		21,557
Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(4,273)		(4,019)
Exchange adjustments	(4)		77
Charge for the year	962		1,411
Impairment losses	4		137
Reclassified as assets held for sale	0		0
Deletions	(515)		(1,217)
Intangible assets, end of period	(4,667)		(4,273)
Exploration and appraisal expenditure
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	15,989		17,026
Intangible assets, end of period	14,091		15,989
Exploration and appraisal expenditure | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	17,053		17,886
Exchange adjustments	0		0
Acquisitions	0		0
Additions	1,268		1,095
Transfers to property, plant and equipment	(1,885)		(901)
Reclassified as assets held for sale	0		0
Deletions	459		1,027
Intangible assets, end of period	15,306		17,053
Exploration and appraisal expenditure | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(1,064)		(860)
Exchange adjustments	0		0
Charge for the year	631		1,085
Impairment losses	2		137
Reclassified as assets held for sale	0		0
Deletions	(421)		(1,018)
Intangible assets, end of period	(1,215)		(1,064)
Other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	1,295		1,329
Intangible assets, end of period	1,448		1,295
Other intangibles | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	4,504		4,488
Exchange adjustments	2		(128)
Acquisitions	35		25
Additions	457		318
Transfers to property, plant and equipment	0		0
Reclassified as assets held for sale	0		0
Deletions	98		199
Intangible assets, end of period	4,900		4,504
Other intangibles | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(3,209)		(3,159)
Exchange adjustments	(4)		77
Charge for the year	331		326
Impairment losses	2		0
Reclassified as assets held for sale	0		0
Deletions	(94)		(199)
Intangible assets, end of period	$ (3,452)		$ (3,209)

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.